Short -Term Debt	12 Months Ended
Sep. 30, 2023
Short-Term Debt [Abstract]
SHORT-TERM DEBT
4.	SHORT-TERM DEBT

The short-term debt was as follows:

	As of September 30,
	2022	2023
Short-term debt	6,544	44,432

For the years ended September 30, 2022 and 2023, the Group entered into loan agreements with certain third party entities, pursuant to which the Group borrowed $920 and $5,190, respectively. The loans bear interest rate of 3.85% per annum and were matured through July 2024.